Significant Accounting Policies - Key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) item
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	14
Vessels utilization rate assumed (as a percent)	99.50%
Charter agreement term used to determine rate, up to December 31, 2023	5 years
Number of years of historical average used to estimate the average time charter rate after January 1, 2024	5 years
Number of years of charter rates used to estimate the average time charter rate after January 1, 2024	5 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Weighted average cost of capital	7.50%
Impairment loss of vessels	$ 0
Impairment loss of goodwill	0
Steam Vessels
Vessels
Charter market rate used (per day)	$ 45
Percentage of decrease in break-even charter hire rate for sensitivity analysis	2.00%
Aggregate impairment charge resulting from sensitivity analysis	$ 23,087
Steam Vessels | Average
Vessels
Charter market rate used (per day)	58
Break-even charter hire rate (per day)	50
Charter hire rate used for sensitivity analysis (per day)	49
TFDE Vessels
Vessels
Charter market rate used (per day)	$ 75